Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share, diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average common shares outstanding, diluted	1,461,616,601	1,461,616,601	1,461,616,601	1,435,343,158	1,461,965,506	700,895,412